UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299
                                                     ---------

                  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                     Date of reporting period: MAY 31, 2007
                                               ------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Azure Dynamics Corp. 1,2,3                            21,000,000   $ 12,369,110
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Ajisen China Holdings Ltd. 1                           8,000,000      9,425,686
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Gafisa SA                                              1,500,000     25,221,239
--------------------------------------------------------------------------------
MEDIA--1.8%
PVR Ltd. 3                                             2,000,000     10,380,495
--------------------------------------------------------------------------------
Television Eighteen India Ltd.                           840,000     17,531,966
--------------------------------------------------------------------------------
Village Roadshow Ltd.                                  5,000,000     13,041,750
--------------------------------------------------------------------------------
Village Roadshow Ltd., Cl. A, Preference               5,000,000     13,041,750
                                                                   -------------
                                                                     53,995,961
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Parkson Retail Group Ltd.                              3,000,000     20,189,666
--------------------------------------------------------------------------------
Robinson Department Store Public Co. Ltd.             50,000,000     17,261,579
                                                                   -------------
                                                                     37,451,245
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.5%
Point, Inc.                                              500,000     33,771,569
--------------------------------------------------------------------------------
Shinwa Art Auction Co. Ltd. 3                              5,000      9,785,409
                                                                   -------------
                                                                     43,556,978
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Himatsingka Seide Ltd.                                 2,500,000      6,887,360
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.2%
--------------------------------------------------------------------------------
BEVERAGES--0.6%
Serm Suk Public Co. Ltd.                               7,010,000      3,805,053
--------------------------------------------------------------------------------
United Breweries Ltd.                                  1,650,000     12,832,656
                                                                   -------------
                                                                     16,637,709
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Wumart Stores, Inc.                                   24,000,000     23,097,765
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
China Vanguard Group Ltd. 3                          165,000,000     12,889,882
--------------------------------------------------------------------------------
Crown Confectionery Co. Ltd. 3                           110,000     11,784,867
                                                                   -------------
                                                                     24,674,749
--------------------------------------------------------------------------------
ENERGY--23.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Sikanni Services Ltd. 1,3,4                           10,000,000      5,609,574
--------------------------------------------------------------------------------
OIL & GAS--22.9%
Addax Petroleum Corp. 4                                  750,000     28,749,065
--------------------------------------------------------------------------------
Addax Petroleum Corp.                                    500,000     19,166,043
--------------------------------------------------------------------------------
AED Oil Ltd. 1                                         2,300,000     14,521,691
--------------------------------------------------------------------------------
Calvalley Petroleum, Inc., Cl. A 1,3                   7,000,000     49,738,220
--------------------------------------------------------------------------------
Corridor Resources, Inc. 1                             2,500,000     26,645,475
--------------------------------------------------------------------------------
Crew Energy, Inc. 1,3                                  2,500,000     27,673,897
--------------------------------------------------------------------------------
Culane Energy Corp. 1,3                                2,000,000     14,958,863
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                  2,500,000     29,660,621
--------------------------------------------------------------------------------


                1 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
OIL & GAS CONTINUED
--------------------------------------------------------------------------------
Det Norske Oljeselskap ASA 1                          30,000,000   $ 59,540,884
--------------------------------------------------------------------------------
Energy Metals Corp. 1                                  3,000,000     51,047,120
--------------------------------------------------------------------------------
Gulf Keystone Petroleum Ltd. 1,3                      20,500,000     26,182,131
--------------------------------------------------------------------------------
Imperial Energy Corp. plc 1                            1,750,000     38,879,648
--------------------------------------------------------------------------------
Max Petroleum plc 1                                    9,000,000     33,080,854
--------------------------------------------------------------------------------
Paladin Resources Ltd. 1                               4,000,000     28,878,115
--------------------------------------------------------------------------------
Petrolifera Petroleum Ltd. 1,3                         2,500,000     41,978,310
--------------------------------------------------------------------------------
Sterling Energy plc 1                                 60,000,000     17,524,058
--------------------------------------------------------------------------------
Strateco Resources, Inc. 1                             3,000,000      8,807,031
--------------------------------------------------------------------------------
SXR Uranium One, Inc. 1                                6,000,000     93,511,593
--------------------------------------------------------------------------------
UraMin, Inc. 1                                         5,750,000     38,255,911
--------------------------------------------------------------------------------
UraMin, Inc. 1                                         5,250,000     34,929,310
                                                                   -------------
                                                                    683,728,840
--------------------------------------------------------------------------------
FINANCIALS--14.2%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.9%
RISA Partners, Inc. 3                                     18,000     55,778,739
--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.0%
Banco Sofisa SA 1,3                                    4,000,000     29,276,419
--------------------------------------------------------------------------------
Development Credit Bank Ltd. 1                         7,000,000     16,783,672
--------------------------------------------------------------------------------
Karnataka Bank Ltd.                                    6,000,000     25,127,447
--------------------------------------------------------------------------------
Vozrozhdenie Bank                                        300,000     18,675,000
                                                                   -------------
                                                                     89,862,538
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
KIWOOM.COM Securities Co. Ltd.                           400,000     27,980,168
--------------------------------------------------------------------------------
Network 18 Fincap Ltd. 1                                 720,000      8,812,708
--------------------------------------------------------------------------------
Simplex Investment Advisors, Inc.                          9,000      7,986,853
--------------------------------------------------------------------------------
World Energy Solutions, Inc. 1,3                       6,000,000      7,292,446
                                                                   -------------
                                                                     52,072,175
--------------------------------------------------------------------------------
REAL ESTATE--0.6%
Ishaan Real Estate plc 1                              10,000,000     18,811,136
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--6.9%
Funai Zaisan Consultants Co. Ltd. 3                        3,224     19,825,263
--------------------------------------------------------------------------------
Greentown China Holdings Ltd.                         15,000,000     31,120,133
--------------------------------------------------------------------------------
Hoosiers Corp.                                            16,000     11,437,962
--------------------------------------------------------------------------------
Kenedix, Inc. 3                                           15,000     64,848,046
--------------------------------------------------------------------------------
Klabin Segall SA 3                                     3,000,000     31,233,732
--------------------------------------------------------------------------------
Shenzhen Investment Ltd.                              60,000,000     36,433,861
--------------------------------------------------------------------------------
Sistema Hals, GDR 1,2                                    900,000     11,520,000
                                                                   -------------
                                                                    206,418,997
--------------------------------------------------------------------------------
HEALTH CARE--3.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Imaging Dynamics Co. Ltd. 1,3                          2,000,000      2,374,720
--------------------------------------------------------------------------------


                2 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Imaging Dynamics Co. Ltd. 1,3                          4,000,000   $  4,749,439
                                                                   -------------
                                                                      7,124,159
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Apollo Hospitals Enterprise Ltd.                       1,500,000     18,568,526
--------------------------------------------------------------------------------
Arques Industries AG 1,3                               2,000,000     68,353,988
                                                                   -------------
                                                                     86,922,514
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Norwood Immunology Ltd. 1,2,3                         15,000,000      2,376,144
--------------------------------------------------------------------------------
INDUSTRIALS--7.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.0%
Atlantis Systems Corp. 1                               1,200,000        516,081
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.3%
Educomp Solutions Ltd.                                   750,000     32,844,862
--------------------------------------------------------------------------------
Fidec Corp. 3                                             10,000     17,263,881
--------------------------------------------------------------------------------
SBI VeriTrans Co. Ltd. 1,3                                 9,750      6,112,777
--------------------------------------------------------------------------------
Wirecard AG 1                                          3,000,000     41,738,990
--------------------------------------------------------------------------------
Xinhua Finance Ltd. 1,3                                   27,266     12,613,606
--------------------------------------------------------------------------------
Xinhua Finance Ltd., Sponsored ADR 1,3                 4,000,000     18,480,000
                                                                   -------------
                                                                    129,054,116
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.0%
Nagarjuna Construction Co. Ltd.                        7,000,000     27,798,301
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Siloviye Mashiny 1                                    15,000,000      2,610,000
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.5%
Beijing Enterprises Holdings Ltd.                     14,000,000     44,464,650
--------------------------------------------------------------------------------
MACHINERY--0.5%
Fong's Industries Co. Ltd.                            16,000,000     11,987,014
--------------------------------------------------------------------------------
Railpower Technologies Corp. 1                         5,250,000      2,699,607
--------------------------------------------------------------------------------
Railpower Technologies Corp. 1                         1,750,000        899,869
                                                                   -------------
                                                                     15,586,490
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.0%
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.9%
auFeminin.com SA 1,3                                     600,000     26,238,243
--------------------------------------------------------------------------------
Danal Co. Ltd. 1,3                                     2,300,000     15,468,851
--------------------------------------------------------------------------------
Empas Corp. 1,3                                        1,000,000     15,951,714
--------------------------------------------------------------------------------
Kaboose, Inc. 1                                        8,000,000     24,906,507
--------------------------------------------------------------------------------
Kaboose, Inc. 1                                        1,000,000      3,113,313
--------------------------------------------------------------------------------
Macromill, Inc. 3                                          8,000     18,866,064
--------------------------------------------------------------------------------
Mobilians Co. Ltd. 3                                   1,554,094     11,959,723
--------------------------------------------------------------------------------
Opera Software ASA 1,3                                11,000,000     21,612,794
--------------------------------------------------------------------------------
Stockgroup Information Systems, Inc. 1,2,3             3,000,000      2,726,253
--------------------------------------------------------------------------------
Tencent Holdings Ltd.                                  8,000,000     34,526,699
                                                                   -------------
                                                                    175,370,161


                3 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
IT SERVICES--2.3%
Tanla Solutions Ltd.                                   2,000,000   $ 20,113,287
--------------------------------------------------------------------------------
Travelsky Technology Ltd. 3                           60,000,000     48,793,294
                                                                   -------------
                                                                     68,906,581
--------------------------------------------------------------------------------
SOFTWARE--3.8%
Absolute Software Corp. 1,3                            2,000,000     44,839,192
--------------------------------------------------------------------------------
Certicom Corp. 1,3                                     3,000,000     13,182,498
--------------------------------------------------------------------------------
Duzon Digital Ware Co. Ltd. 3                          1,200,000     23,862,901
--------------------------------------------------------------------------------
Intelligent Wave, Inc. 3                                  16,000      6,343,468
--------------------------------------------------------------------------------
MacDonald, Dettwiler & Associates Ltd. 1                 250,000     10,356,675
--------------------------------------------------------------------------------
Trolltech ASA 1                                        1,219,000      2,263,714
--------------------------------------------------------------------------------
Zaio Corp. 1                                           1,500,000      6,871,728
--------------------------------------------------------------------------------
Zaio Corp. 1,4                                         1,000,000      4,177,342
                                                                   -------------
                                                                    111,897,518
--------------------------------------------------------------------------------
MATERIALS--25.2%
--------------------------------------------------------------------------------
CHEMICALS--0.7%
Allen-Vanguard Corp. 1                                 4,050,000     21,355,647
--------------------------------------------------------------------------------
Allen-Vanguard Corp. 1                                   200,000      1,054,600
                                                                   -------------
                                                                     22,410,247
--------------------------------------------------------------------------------
METALS & MINING--24.4%
Anvil Mining Ltd. 1,3                                  4,000,000     59,835,453
--------------------------------------------------------------------------------
Central African Mining & Exploration Co. plc 1        42,144,019     42,828,144
--------------------------------------------------------------------------------
Equinox Minerals Ltd. 1,4                             23,000,000     70,531,040
--------------------------------------------------------------------------------
First Quantum Minerals Ltd.                            1,000,000     80,076,664
--------------------------------------------------------------------------------
Fortescue Metals Group Ltd. 1                          2,000,000     63,401,467
--------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                                3,500,000     80,791,885
--------------------------------------------------------------------------------
Ivernia, Inc. 1                                        9,050,000     10,660,995
--------------------------------------------------------------------------------
Ivernia, Inc. 1,2                                      3,200,000      3,769,634
--------------------------------------------------------------------------------
Katanga Mining Ltd. 1                                  3,000,000     46,839,940
--------------------------------------------------------------------------------
Lundin Mining Corp. 1,3                                6,000,000     73,148,841
--------------------------------------------------------------------------------
Minara Resources Ltd.                                  9,000,000     61,333,488
--------------------------------------------------------------------------------
Olympus Pacific Minerals, Inc. 1,3                    13,000,000     10,330,965
--------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd. 1,3                        14,000,000     73,298,429
--------------------------------------------------------------------------------
Thompson Creek Metals Co. 1                            3,000,000     49,448,392
                                                                   -------------
                                                                    726,295,337
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Samling Global Ltd. 1                                  6,000,000      2,174,567
--------------------------------------------------------------------------------
UTILITIES--4.1%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
Sayano-Shushenskaya Hydro Power Station 2              9,850,000     17,533,000
--------------------------------------------------------------------------------
Volzhskaya Hydroelectric Power Station OJSC            4,500,000      2,565,000
--------------------------------------------------------------------------------
Zhigulyovskaya Hydraulic Power Station 2              36,000,000     14,040,000
                                                                   -------------
                                                                     34,138,000


                4 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        SHARES             VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------------------
GAS UTILITIES--1.8%
Xinao Gas Holdings Ltd.                                             43,086,000   $    54,075,111
-------------------------------------------------------------------------------------------------
WATER UTILITIES--1.2%
Guangdong Investment Ltd.                                           60,000,000        34,885,284
                                                                                 ----------------
Total Common Stocks (Cost $1,879,649,084)                                          2,912,205,062

                                                                         UNITS
-------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
-------------------------------------------------------------------------------------------------
China Vanguard Group Ltd. Wts., Exp. 11/2/08 1                      22,000,000           281,746
-------------------------------------------------------------------------------------------------
Railpower Technologies Corp. Wts., Exp. 2/13/10 1                      875,000           173,838
-------------------------------------------------------------------------------------------------
Sikanni Services Ltd. Wts., Exp. 9/30/08 1                           5,000,000         1,132,433
                                                                                 ----------------
Total Rights, Warrants and Certificates (Cost $0)                                      1,588,017

                                                                        SHARES
-------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.4%
-------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.29% 3,5
(Cost $73,687,126)                                                  73,687,126        73,687,126
-------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,953,336,210)                        100.2%    2,987,480,205
-------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                     (0.2)       (6,007,624)

                                                                 --------------------------------
NET ASSETS                                                               100.0%  $ 2,981,472,581
                                                                 ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of May 31, 2007 was $64,334,141, which represents 2.16% of the Fund's net assets. See accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES         GROSS         GROSS         SHARES
                                   AUGUST 31, 2006     ADDITIONS    REDUCTIONS   MAY 31, 2007
----------------------------------------------------------------------------------------------
Absolute Software Corp.                         --     2,000,000            --      2,000,000
Ahnlab, Inc.                             1,000,000            --     1,000,000             --
Allen-Vanguard Corp. a                   2,400,000     1,650,000            --      4,050,000
Anvil Mining Ltd.                        3,000,000     1,000,000            --      4,000,000
Arques Industries AG                     1,700,000       300,000            --      2,000,000
auFeminin.com SA                           600,000            --            --        600,000
Azure Dynamics Corp.                            --    21,000,000            --     21,000,000
Banco Sofisa SA                                 --     4,000,000            --      4,000,000
Calvalley Petroleum, Inc., Cl. A         4,500,000     2,500,000            --      7,000,000
CDNetworks Co. Ltd.                        600,000            --       600,000             --
Certicom Corp.                           3,000,000            --            --      3,000,000
China Vanguard Group Ltd.              110,000,000    55,000,000 c          --    165,000,000
Crew Energy, Inc.                               --     2,500,000            --      2,500,000
Crown Confectionery Co. Ltd.               110,000            --            --        110,000
Culane Energy Corp.                             --     2,000,000            --      2,000,000


                5 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                              SHARES         GROSS          GROSS        SHARES
                                                     AUGUST 31, 2006     ADDITIONS     REDUCTIONS   MAY 31, 2007
-----------------------------------------------------------------------------------------------------------------
Danal Co. Ltd.                                             2,300,000            --             --      2,300,000
Duzon Digital Ware Co. Ltd.                                1,200,000            --             --      1,200,000
Empas Corp.                                                  900,000       100,000             --      1,000,000
Equinox Minerals Ltd. a                                   24,000,000            --      1,000,000     23,000,000
Fidec Corp.                                                       --        10,000             --         10,000
Funai Zaisan Consultants Co. Ltd.                                 --         3,224             --          3,224
Gulf Keystone Petroleum Ltd.                              16,000,000     4,500,000             --     20,500,000
Imaging Dynamics Co. Ltd.                                  2,000,000            --             --      2,000,000
Imaging Dynamics Co. Ltd.                                  4,000,000            --             --      4,000,000
Intelligent Wave, Inc.                                        16,000            --             --         16,000
Ishaan Real Estate plc a                                          --    14,000,000      4,000,000     10,000,000
IVRCL Infrastructures & Projects Ltd.                      6,000,000            --      6,000,000             --
Karnataka Bank Ltd. a                                      7,000,000            --      1,000,000      6,000,000
Kenedix, Inc.                                                 11,000         4,000             --         15,000
Klabin Segall SA                                                  --     3,000,000             --      3,000,000
Lundin Mining Corp.                                               --     6,475,200 c      475,200      6,000,000
Macromill, Inc.                                                   --         8,000             --          8,000
Manine Media Co. Ltd.                                      2,256,470            --      2,256,470             --
Miramar Mining Corp.                                       4,000,000     3,400,000      7,400,000             --
Mobilians Co. Ltd.                                         1,554,094            --             --      1,554,094
Ninetowns Digital World Trade Holdings Ltd.
(formerly Ninetowns Digital World Trade holdings
Ltd., ADR)                                                 3,000,000            --      3,000,000             --
Norwood Abbey Ltd.                                        14,000,000            --     14,000,000             --
Norwood Immunology Ltd.                                   15,000,000            --             --     15,000,000
Olympus Pacific Minerals, Inc.                            13,000,000            --             --     13,000,000
Opera Software ASA                                         8,000,000     3,000,000             --     11,000,000
Oppenheimer Institutional Money Market Fund, Cl. E                --   634,354,115    560,666,989     73,687,126
Petrolifera Petroleum Ltd.                                 1,000,000     1,500,000             --      2,500,000
PVR Ltd.                                                          --     2,000,000             --      2,000,000
Railpower Technologies Corp. a                             5,000,000       250,000             --      5,250,000
Railpower Technologies Corp. a                                    --     1,750,000             --      1,750,000
Rio Narcea Gold Mines Ltd.                                14,000,000            --             --     14,000,000
RISA Partners, Inc.                                            9,000         9,000 c           --         18,000
SBI VeriTrans Co. Ltd.                                         9,750            --             --          9,750
Shinwa Art Auction Co. Ltd.                                    1,500         3,500             --          5,000
Sikanni Services Ltd.                                             --    10,000,000             --     10,000,000
Solana Resources Ltd.                                      8,000,000       241,325      8,241,325             --
Stockgroup Information Systems, Inc.                              --     3,000,000             --      3,000,000
Travelsky Technology Ltd.                                 25,000,000    35,000,000 c           --     60,000,000
Wirecard AG a                                              5,000,000            --      2,000,000      3,000,000
World Energy Solutions, Inc.                                      --     6,000,000             --      6,000,000
Xinhua Finance Ltd.                                            5,000        22,266             --         27,266
Xinhua Finance Ltd., Sponsored ADR                         4,000,000            --             --      4,000,000
-----------------------------------------------------------------------------------------------------------------


                6 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                  DIVIDEND        REALIZED
                                                      VALUE         INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------------
Absolute Software Corp.                        $ 44,839,192   $         --   $          --
Ahnlab, Inc.                                             --             --         682,675
Allen-Vanguard Corp. b                                   --             --              --
Anvil Mining Ltd.                                59,835,453             --              --
Arques Industries AG                             68,353,988             --              --
auFeminin.com SA                                 26,238,243             --              --
Azure Dynamics Corp.                             12,369,110             --              --
Banco Sofisa SA                                  29,276,419             --              --
Calvalley Petroleum, Inc., Cl. A                 49,738,220             --              --
CDNetworks Co. Ltd.                                      --             --      (6,028,073)
Certicom Corp.                                   13,182,498             --              --
China Vanguard Group Ltd.                        12,889,882             --              --
Crew Energy, Inc.                                27,673,897             --              --
Crown Confectionery Co. Ltd.                     11,784,867         73,566              --
Culane Energy Corp.                              14,958,863             --              --
Danal Co. Ltd.                                   15,468,851             --              --
Duzon Digital Ware Co. Ltd.                      23,862,901        374,519              --
Empas Corp.                                      15,951,714             --              --
Equinox Minerals Ltd. b                                  --             --         996,813
Fidec Corp.                                      17,263,881             --              --
Funai Zaisan Consultants Co. Ltd.                19,825,263         11,697              --
Gulf Keystone Petroleum Ltd.                     26,182,131             --              --
Imaging Dynamics Co. Ltd.                         2,374,720             --              --
Imaging Dynamics Co. Ltd.                         4,749,439             --              --
Intelligent Wave, Inc.                            6,343,468             --              --
Ishaan Real Estate plc b                                 --             --      (1,621,503)
IVRCL Infrastructures & Projects Ltd.                    --        130,719       2,384,475
Karnataka Bank Ltd. b                                    --             --        (298,676)
Kenedix, Inc.                                    64,848,046        257,025              --
Klabin Segall SA                                 31,233,732         30,766              --
Lundin Mining Corp.                              73,148,841             --      11,787,412
Macromill, Inc.                                  18,866,064             --              --
Manine Media Co. Ltd.                                    --             --      (4,505,998)
Miramar Mining Corp.                                     --             --       4,036,442
Mobilians Co. Ltd.                               11,959,723        104,594              --
Ninetowns Digital World Trade Holdings Ltd.
(formerly Ninetowns Digital World Trade
holdings Ltd., ADR)                                      --             --      (8,443,909)
Norwood Abbey Ltd.                                       --             --      (6,183,645)
Norwood Immunology Ltd.                           2,376,144             --              --
Olympus Pacific Minerals, Inc.                   10,330,965             --              --
Opera Software ASA                               21,612,794             --              --
Oppenheimer Institutional Money Market Fund,     73,687,126      3,298,866              --
Cl. E
Petrolifera Petroleum Ltd.                       41,978,310             --              --
PVR Ltd.                                         10,380,495         45,699              --
Railpower Technologies Corp. b                           --             --              --


                7 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                            DIVIDEND        REALIZED
                                                 VALUE        INCOME     GAIN (LOSS)
-------------------------------------------------------------------------------------
Railpower Technologies Corp. b         $            --   $        --   $          --
Rio Narcea Gold Mines Ltd.                  73,298,429            --              --
RISA Partners, Inc.                         55,778,739       139,221              --
SBI VeriTrans Co. Ltd.                       6,112,777            --              --
Shinwa Art Auction Co. Ltd.                  9,785,409        85,998              --
Sikanni Services Ltd.                        5,609,574            --              --
Solana Resources Ltd.                               --            --      (8,639,032)
Stockgroup Information Systems, Inc.         2,726,253            --              --
Travelsky Technology Ltd.                   48,793,294       857,839              --
Wirecard AG b                                       --            --         340,165
World Energy Solutions, Inc.                 7,292,446            --              --
Xinhua Finance Ltd.                         12,613,606            --              --
Xinhua Finance Ltd., Sponsored ADR          18,480,000            --              --
                                       ----------------------------------------------
                                       $ 1,104,075,767   $ 5,410,509   $ (15,492,854)
                                       ==============================================

a. No longer an affiliate as of May 31, 2007.

b. The security is no longer an affiliate, therefore, the value has been excluded from this table.

c. All or a portion is the result of a corporate action.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $109,067,021 or 3.66% of the Fund's net assets as of May 31, 2007.

5. Rate shown is the 7-day yield as of May 31, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                           VALUE   PERCENT
-----------------------------------------------------------------------------
Canada                                              $ 1,074,229,408     36.0%
Japan                                                   283,113,637      9.5
India                                                   197,681,280      6.6
Australia                                               194,218,261      6.5
United Kingdom                                          179,682,115      6.0
Hong Kong                                               147,960,475      5.0
Cayman Islands                                          132,893,571      4.4
Germany                                                 110,092,978      3.7
Korea, Republic of South                                107,008,224      3.6
Brazil                                                   85,731,390      2.9
Norway                                                   83,417,392      2.8
China                                                    81,316,745      2.7
United States                                            73,687,126      2.5
South Africa                                             73,185,221      2.4
Russia                                                   66,943,000      2.2
Bermuda                                                  49,014,507      1.6
France                                                   26,238,243      0.9
Thailand                                                 21,066,632      0.7

                                                    -------------------------
Total                                               $ 2,987,480,205    100.0%
                                                    =========================


                8 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual funds.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for


                9 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual funds as a receivable or payable and in the Statement of Operations in the annual and semiannual funds with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual funds.

As of May 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                               EXPIRATION   CONTRACT AMOUNT         VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                DATES            (000S)            MAY 31, 2007   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Australian Dollar (AUD)   6/1/07 - 6/4/07               955   AUD   $       790,970   $      7,568   $         --
Canadian Dollar (CAD)              6/1/07               506   CAD           473,119            958             --
Hong Kong Dollar (HKD)             6/1/07             3,249   HKD           416,068             --            253
Indian Rupee (INR)                 6/1/07            31,645   INR           779,328            480             --
Japanese Yen (JPY)        6/1/07 - 6/4/07         1,196,406   JPY         9,833,611             --         12,058
                                                                                      ----------------------------

                                                                                             9,006         12,311
                                                                                      ----------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)            6/4/07             7,905   AUD         6,545,180             --         50,600
                                                                                      ----------------------------
Total unrealized appreciation and depreciation                                        $      9,006   $     62,911
                                                                                      ============================

ILLIQUID SECURITIES

As of May 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 1,954,220,452
                                              ===============


               10 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Gross unrealized appreciation                                   $ 1,159,129,837
Gross unrealized depreciation                                      (127,105,640)
                                                                ----------------
Net unrealized appreciation                                     $ 1,032,024,197
                                                                ================


               11 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: July 12, 2007